Acquisitions and disposals - Aggregate cash consideration of disposal of subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2021
Acquisitions and disposals
Cash consideration received	€ 6,976	€ 157
Net cash disposed	224
Vodafone Hungary
Acquisitions and disposals
Cash consideration received	1,606
Vantage Towers A.G
Acquisitions and disposals
Cash consideration received	5,592
Other disposals
Acquisitions and disposals
Cash consideration received	€ 2